Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Ivy Funds VIP Money Market
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Funds VIP Money Market
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Funds VIP Money Market seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, to be of comparable quality. The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 60 calendar days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSROs (or, if unrated, determined by WRIMCO to be of comparable quality to such securities), not more than 45 calendar days.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity, maturity and yield, as well as the industry sector of the issuer of the security. WRIMCO also must select securities for the Portfolio in compliance with the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7) that apply to money market funds.

		Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The Portfolio is not intended as a complete investment program.

Summary of Money Market Fund Reforms

In 2014, the U.S. Securities and Exchange Commission adopted final rules governing the structure and operations of money market funds. Among other things, the final rules (1) require "institutional prime money market funds" (money market funds that do not meet the definitions of a retail money market fund or a government money market fund) to price their shares using current market values of their portfolio securities (i.e., float their NAV); and (2) permit a board of a money market fund to impose liquidity fees and redemption gates depending on the percentage of a fund's "weekly liquid assets." The compliance date for the liquidity fees and redemption gates and for an institutional prime money market fund to float its NAV is October 2016. Under the final rules, government money market funds are not required to float their NAV or make themselves subject to liquidity fees or redemption gates.

Change to a Government Money Market Fund

At a meeting held on November 17-18, 2015, the Board of Trustees of Ivy Funds Variable Insurance Portfolios (Board) considered the effects of these rules on the Portfolio and approved a recommendation made by WRIMCO to convert the Portfolio to a government money market fund on or about October 1, 2016.

As a government money market fund, the Portfolio will be required to invest at least 99.5% of its assets in (i) cash, (ii) debt securities issued or guaranteed by the U.S. government or certain U.S. government agencies or instrumentalities (government securities), and/or (iii) repurchase agreements that are fully collateralized by cash and/or government securities. By converting to a government money market fund, the Portfolio will continue to seek to maintain a stable NAV per share. In addition, a government money market fund is not required to be subject to liquidity fees or redemption gates. While the Board may elect in the future to subject the Portfolio to liquidity fees or redemption gates, the Board has not elected to do so at this time and has no current intention to do so.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Amortized Cost Risk. In the event that the Board determines that the extent of the deviation between the Portfolio's amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security's liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Portfolio's securities could affect the Portfolio's performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
  Income Risk. The risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Portfolio's shareholders receive are affected by the income that the Portfolio receives from its portfolio holdings. If the income is reduced, distributions by the Portfolio to shareholders may be less.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio's securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Portfolio's debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Portfolio to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Portfolio's exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO's skill in evaluating and managing the Portfolio's holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Portfolio's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Money Market Fund Regulatory Risk. As a money market fund, the Portfolio is subject to the specific rules governing money market funds and is subject to regulation by the SEC. In July 2014, the SEC adopted final rules governing money market funds, which take effect between nine and twenty-four months following their effective date. These changes will affect the manner in which money market funds are structured and operated and could significantly affect the money market fund industry generally and, therefore, may impact Portfolio expenses, operations, returns and liqudity.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio’s returns with that of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek maximum current income consistent with stability of principal. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide current income consistent with maintaining liquidity and preservation of capital.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance, including its most recent 7-day yield.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio’s returns with that of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 1.22% (the fourth quarter of 2006) and the lowest quarterly return was 0.00% (the third and fourth quarters of 2010 and the first, second, third and fourth quarters of 2011, 2012, 2013, 2014 and 2015). As of December 31, 2015, the 7-day yield was 0.02%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2015, the 7-day yield was 0.02%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.WADDELL
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Ivy Funds VIP Money Market | Ivy Funds VIP Money Market
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	567
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	144
5 Years	rr_ExpenseExampleNoRedemptionYear05	252
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 567
2006	rr_AnnualReturn2006	4.32%
2007	rr_AnnualReturn2007	4.60%
2008	rr_AnnualReturn2008	2.18%
2009	rr_AnnualReturn2009	1.02%
2010	rr_AnnualReturn2010	0.08%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.02%
2013	rr_AnnualReturn2013	0.02%
2014	rr_AnnualReturn2014	0.02%
2015	rr_AnnualReturn2015	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date 3rd Quarter 2015	ifvip_LowestQuarterlyReturnDate3rdQuarter2015	Sep. 30, 2015
Lowest Quarterly Return, Date 2nd Quarter 2015	ifvip_LowestQuarterlyReturnDate2ndQuarter2015	Jun. 30, 2015
Lowest Quarterly Return, Date 1st Quarter 2015	ifvip_LowestQuarterlyReturnDate1stQuarter2015	Mar. 31, 2015
Lowest Quarterly Return, Date 4th Quarter 2014	ifvip_LowestQuarterlyReturnDate4thQuarter2014	Dec. 31, 2014
Lowest Quarterly Return, Date 3rd Quarter 2014	ifvip_LowestQuarterlyReturnDate3rdQuarter2014	Sep. 30, 2014
Lowest Quarterly Return, Date 2nd Quarter 2014	ifvip_LowestQuarterlyReturnDate2ndQuarter2014	Jun. 30, 2014
Lowest Quarterly Return, Date 1st Quarter 2014	ifvip_LowestQuarterlyReturnDate1stQuarter2014	Mar. 31, 2014
Lowest Quarterly Return, Date 4th Quarter 2013	ifvip_LowestQuarterlyReturnDate4thQuarter2013	Dec. 31, 2013
Lowest Quarterly Return, Date 3rd Quarter 2013	ifvip_LowestQuarterlyReturnDate3rdQuarter2013	Sep. 30, 2013
Lowest Quarterly Return, Date 2nd Quarter 2013	ifvip_LowestQuarterlyReturnDate2ndQuarter2013	Jun. 30, 2013
Lowest Quarterly Return, Date 1st Quarter 2013	ifvip_LowestQuarterlyReturnDate1stQuarter2013	Mar. 31, 2013
Lowest Quarterly Return, Date 4th Quarter 2012	ifvip_LowestQuarterlyReturnDate4thQuarter2012	Dec. 31, 2012
Lowest Quarterly Return, Date 3rd Quarter 2012	ifvip_LowestQuarterlyReturnDate3rdQuarter2012	Sep. 30, 2012
Lowest Quarterly Return, Date 2nd Quarter 2012	ifvip_LowestQuarterlyReturnDate2ndQuarter2012	Jun. 30, 2012
Lowest Quarterly Return, Date 1st Quarter 2012	ifvip_LowestQuarterlyReturnDate1stQuarter2012	Mar. 31, 2012
Lowest Quarterly Return, Date 4th Quarter 2011	ifvip_LowestQuarterlyReturnDate4thQuarter2011	Dec. 31, 2011
Lowest Quarterly Return, Date 3rd Quarter 2011	ifvip_LowestQuarterlyReturnDate3rdQuarter2011	Sep. 30, 2011
Lowest Quarterly Return, Date 2nd Quarter 2011	ifvip_LowestQuarterlyReturnDate2ndQuarter2011	Jun. 30, 2011
Lowest Quarterly Return, Date 1st Quarter 2011	ifvip_LowestQuarterlyReturnDate1stQuarter2011	Mar. 31, 2011
Lowest Quarterly Return, Date 4th Quarter 2010	ifvip_LowestQuarterlyReturnDate4thQuarter2010	Dec. 31, 2010
Lowest Quarterly Return, Date 3rd Quarter 2010	ifvip_LowestQuarterlyReturnDate3rdQuarter2010	Sep. 30, 2010
Lowest Quarterly Return, Third Quarter 2015	ifvip_LowestQuarterlyReturnThirdQuarter2015	0.00%
Lowest Quarterly Return, Second Quarter 2015	ifvip_LowestQuarterlyReturnSecondQuarter2015	0.00%
Lowest Quarterly Return, First Quarter 2015	ifvip_LowestQuarterlyReturnFirstQuarter2015	0.00%
Lowest Quarterly Return, Fourth Quarter 2014	ifvip_LowestQuarterlyReturnFourthQuarter2014	0.00%
Lowest Quarterly Return, Third Quarter 2014	ifvip_LowestQuarterlyReturnThirdQuarter2014	0.00%
Lowest Quarterly Return, Second Quarter 2014	ifvip_LowestQuarterlyReturnSecondQuarter2014	0.00%
Lowest Quarterly Return, First Quarter 2014	ifvip_LowestQuarterlyReturnFirstQuarter2014	0.00%
Lowest Quarterly Return, Fourth Quarter 2013	ifvip_LowestQuarterlyReturnFourthQuarter2013	0.00%
Lowest Quarterly Return, Third Quarter 2013	ifvip_LowestQuarterlyReturnThirdQuarter2013	0.00%
Lowest Quarterly Return, Second Quarter 2013	ifvip_LowestQuarterlyReturnSecondQuarter2013	0.00%
Lowest Quarterly Return, First Quarter 2013	ifvip_LowestQuarterlyReturnFirstQuarter2013	0.00%
Lowest Quarterly Return, Fourth Quarter 2012	ifvip_LowestQuarterlyReturnFourthQuarter2012	0.00%
Lowest Quarterly Return, Third Quarter 2012	ifvip_LowestQuarterlyReturnThirdQuarter2012	0.00%
Lowest Quarterly Return, Second Quarter 2012	ifvip_LowestQuarterlyReturnSecondQuarter2012	0.00%
Lowest Quarterly Return, First Quarter 2012	ifvip_LowestQuarterlyReturnFirstQuarter2012	0.00%
Lowest Quarterly Return, Fourth Quarter 2011	ifvip_LowestQuarterlyReturnFourthQuarter2011	0.00%
Lowest Quarterly Return, Third Quarter 2011	ifvip_LowestQuarterlyReturnThirdQuarter2011	0.00%
Lowest Quarterly Return, Second Quarter 2011	ifvip_LowestQuarterlyReturnSecondQuarter2011	0.00%
Lowest Quarterly Return, First Quarter 2011	ifvip_LowestQuarterlyReturnFirstQuarter2011	0.00%
Lowest Quarterly Return, Fourth Quarter 2010	ifvip_LowestQuarterlyReturnFourthQuarter2010	0.00%
Lowest Quarterly Return, Third Quarter 2010	ifvip_LowestQuarterlyReturnThirdQuarter2010	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.21%
Ivy Funds VIP Money Market | Lipper Variable Annuity Money Market Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.03%)
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	1.16%